Cash-settled share-based payment provision - Assumptions used to calculate share-based payment expense (Details)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
SARs with no CPTs
Share-based payment transaction
Risk-free interest rate	6.96%
Expected volatility	35.74%	28.61%
Expected dividend yield	4.76%	3.58%
SARs with CPTs
Share-based payment transaction
Expected volatility	35.83%	27.16%
Expected dividend yield	4.99%	3.51%
Expected forfeiture rate		5.00%
Minimum | SARs with no CPTs
Share-based payment transaction
Risk-free interest rate		6.88%
Minimum | SARs with CPTs
Share-based payment transaction
Risk-free interest rate	6.64%	6.88%
Maximum | SARs with no CPTs
Share-based payment transaction
Risk-free interest rate		7.09%
Maximum | SARs with CPTs
Share-based payment transaction
Risk-free interest rate	6.96%	7.63%